Adjustment Of Assets To Fair Value (Schedule Of Total Impairment Charges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Goodwill			$ 91	$ 259	$ 95	$ 259
Property, plant and equipment					43	11	7
Total impairment charges on assets	20	53	112	276	187	279	2
Continuing Operations [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Goodwill					96	231	7
Other indefinite-lived intangible assets					46	37	(12)
Property, plant and equipment					43	11	7
Investments in non-consolidated affiliates					2
Total impairment charges on assets					$ 187	$ 279	$ 2